INCOME TAXES, Reconciliation of Statutory to Effective Tax Rate (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Income Tax Expense (Benefit) [Abstract]
Irish statutory corporate tax rate on trading income		12.50%	12.50%	12.50%
Valuation allowances		59.90%	(19.80%)	12.00%
Equity earnings from Fly-Z/C LP		(0.40%)	0.20%	(0.50%)
Tax impact of repurchased and resold Notes		(0.80%)	1.30%	(3.20%)
Foreign tax rate differentials		(18.40%)	7.80%	(9.70%)
True-up of prior year tax provision		2.20%	0.00%	1.40%
Non-taxable gain on debt extinguishment		0.00%	0.30%	0.00%
Non-deductible interest expense, transaction fees and expenses		12.20%	(4.80%)	6.10%
Deductible intra-group interest		0.00%	30.90%	0.00%
Unrealized foreign exchange loss on re-valuation of deferred tax balances		0.50%	(8.60%)	0.00%
Withholding tax		13.30%	0.00%	0.00%
Other		0.30%	0.20%	0.50%
Effective tax rate		81.30%	20.00%	19.10%
Irish Revenue [Member]
Reconciliation of Income Tax Expense (Benefit) [Abstract]
Irish statutory corporate tax rate on trading income		12.50%
Foreign [Member] | Irish Revenue [Member]
Income Taxes [Abstract]
Period in which enquiries and/or assessments can be raised by taxing authority after return is submitted		4 years
Foreign [Member] | Irish Revenue [Member] | Subsequent Event [Member]
Income Taxes [Abstract]
Value Added Tax assessment	€ 6.1
Foreign [Member] | Irish Revenue [Member] | Minimum [Member]
Income Taxes [Abstract]
Open tax year		2013
Foreign [Member] | Irish Revenue [Member] | Maximum [Member]
Income Taxes [Abstract]
Open tax year		2017